Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income for the year [Abstract]
Net Income for the year	$ 87,592	$ 81,224	$ 116,929
Other comprehensive income/ (loss) [Abstract]
Unrealized gain (loss) on cash flow hedges	(55,482)	(21,909)	42,706
Unrealized gain (loss) on available for sale securities	0	(110)	15
Reclassification adjustment for gain (loss) on available for sale securities in net income	(8)	(228)	0
Net settlements on interest rate swaps qualifying for cash flow hedge	(2,752)	0	0
Other comprehensive income/ (loss) for the year	(58,242)	(22,247)	42,721
Total comprehensive income for the year	$ 29,350	$ 58,977	$ 159,650